Advanced Payments on Acquisition of Aircraft - Summary of Advanced Payments on Acquisition of Aircraft (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
At January 1	¥ 24,752	¥ 23,357
Additions	7,709	15,681
Interest capitalized (note 13)	1,001	793
Transfer to property, plant and equipment (note 17)	(11,520)	(15,079)
At December 31	¥ 21,942	¥ 24,752